Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 931,851,000.00
Previously Paid Amount	87.00
Total Fee Amount	81,071.04
Total Offset Amount	0.00
Net Fee	$ 80,984.04
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A